LONG-TERM INCENTIVE COMPENSATION	12 Months Ended
Dec. 29, 2012
LONG-TERM INCENTIVE COMPENSATION
LONG-TERM INCENTIVE COMPENSATION

NOTE 10. LONG-TERM INCENTIVE COMPENSATION

Equity Awards

Stock-Based Compensation

We maintain various stock option and incentive plans and grant our annual stock-based compensation awards to eligible employees in February and non-employee directors in April of every year. Awards granted to retirement-eligible employees vest in full upon retirement; awards to these employees are accounted for as though the awards are fully vested at the date of grant.

        The stock-based compensation expense related to stock options, performance units ("PUs"), restricted stock units ("RSUs") and restricted stock, is based on the estimated fair value of awards expected to vest, amortized on a straight-line basis over the requisite service period.

        Stock-based compensation expense from continuing operations and the total recognized tax benefit related to this expense for the years 2012, 2011, and 2010 were as follows:

(in millions)	2012	2011	2010

Stock-based compensation expense	$36.3	$37.1	$31.4
Tax benefit	12.6	13.6	11.9

        This expense was included in "Marketing, general and administrative expense" in the Consolidated Statements of Income. No stock-based compensation cost was capitalized for the years ended 2012, 2011, and 2010.

        As of December 29, 2012, we had approximately $48 million of unrecognized compensation expense from continuing operations related to unvested stock options, PUs, and RSUs. The unrecognized compensation expense is expected to be recognized over the remaining weighted-average requisite service period of approximately two years for stock options, PUs, and RSUs.

Stock Options

Stock options granted to non-employee directors and employees may be granted at no less than 100% of the fair market value of our common stock on the date of the grant. Options generally vest ratably over a three-year period for non-employee directors and over a four-year period for employees. Prior to fiscal year 2010, options granted to non-employee directors generally vested ratably over a two-year period. Options expire ten years from the date of grant.

        The fair value of our stock option awards is estimated as of the date of grant using the Black-Scholes option-pricing model. This model requires input assumptions for our expected dividend yield, expected stock price volatility, risk-free interest rate and the expected option term. The following assumptions are used in estimating the fair value of granted stock options.

        Risk-free interest rate is based on the 52-week average of the Treasury-Bond rate that has a term corresponding to the expected option term.

        Expected stock price volatility for options represents an average of the implied and historical volatility.

        Expected dividend yield is based on the current annual dividend divided by the 12-month average of our monthly stock price prior to grant.

        Expected option term is determined based on historical experience under our stock option and incentive plan.

        The weighted-average fair value per share of options granted during 2012 was $7.08, compared to $9.45 for 2011 and $8.76 for 2010.

        The underlying weighted-average assumptions used were as follows:

	2012	2011	2010

Risk-free interest rate	1.82%	2.22%	2.61%
Expected stock price volatility	32.81%	30.70%	31.99%
Expected dividend yield	3.30%	2.76%	2.51%
Expected option term	6.0 years	6.2 years	6.0 years

        The following table sets forth stock option information related to our stock option and incentive plans during 2012:

	Number of options (in thousands)	Weighted-average exercise price	Weighted-average remaining contractual life (in years)	Aggregate intrinsic value (in millions)

Outstanding at December 31, 2011	11,345.7	$46.27	5.67	$12.0
Granted	1,572.2	30.56
Exercised	(438.9)	23.26
Forfeited or expired	(1,102.1)	56.99

Outstanding at December 29, 2012	11,376.9	$43.93	5.59	$28.0
Options vested and expected to vest at December 29, 2012	10,772.5	44.58	5.44	25.8
Options exercisable at December 29, 2012	7,821.6	$49.14	4.39	$15.0

        The total intrinsic value of stock options exercised was $3.8 million in 2012, $2.9 million in 2011, and $1.9 million in 2010. Cash received by us from the exercise of these stock options was approximately $10.2 million in 2012, $3.9 million in 2011, and $2.5 million in 2010. The tax benefit associated with these exercised options was $1.3 million in 2012, $.9 million in 2011, and $.6 million in 2010. The intrinsic value of the stock options is based on the amount by which the market value of the underlying stock exceeds the exercise price of the option.

Performance Units

PUs are granted under our stock option and incentive plan to certain of our eligible employees. PUs are payable in shares of our common stock at the end of a three-year cliff vesting period provided that certain performance metrics are achieved at the end of the period. Over the performance period, the number of shares of our common stock issued is adjusted upward or downward based upon the probability of achievement of performance metrics. The actual number of shares issued can range from 0% to 200% of the target shares at the time of grant.

        The following table summarizes information related to awarded PUs:

	Number of PUs (in thousands)	Weighted- average grant-date fair value

Unvested at December 31, 2011	907.7	$27.20
Granted at target	498.7	34.43
Vested	(11.3)	28.86
Forfeited/cancelled	(393.9)	15.98

Unvested at December 29, 2012	1,001.2	$35.20

        We did not achieve the threshold level for the performance objectives established for the 2009-2011 performance period, and accordingly, the PUs granted in 2009 were cancelled in the first quarter of 2012.

Restricted Stock Units and Restricted Stock

RSUs are granted under our stock option and incentive plan and vest ratably over a period of 3 to 5 years provided that employment continues through the applicable vesting date. If the condition is not met, unvested RSUs are generally forfeited.

        Certain RSUs granted from 2005 through 2008 included dividend equivalents in the form of additional RSUs, which are equivalent to the amount of the dividends paid on a single share of our common stock multiplied by the number of RSUs in the employee's account that are eligible to receive dividend equivalents. Starting in fiscal year 2008, we ceased granting RSUs with dividend equivalents.

        The following table summarizes information related to awarded RSUs:

	Number of RSUs (in thousands)	Weighted- average grant-date fair value

Unvested at December 31, 2011	1,119.2	$31.26
Granted	771.3	27.88
Vested	(409.7)	30.43
Forfeited	(128.6)	30.23

Unvested at December 29, 2012	1,352.2	$29.68

        During 2005, we made one grant of 30,000 shares of restricted stock, which vested in two equal installments; the first in 2009 and the second in 2012.

Cash Awards

Long-Term Incentive Units

In 2012, we began granting long-term incentive units ("LTI units") under our long-term incentive unit plan to certain non-executive employees. These LTI units are cash awards and vest ratably over a four-year period. The settlement value equals the number of vested LTI units multiplied by the average of the high and low market prices of our common stock on the vesting date. The compensation expense from continuing operations related to these units was $1.9 million for the year ended December 29, 2012. This expense was included in "Marketing, general and administrative expense" in the Consolidated Statements of Income. The total recognized tax benefit related to these units was $.5 million for the year ended December 29, 2012.